UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09329

                    AllianceBernstein Health Care Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2003

                   Date of reporting period: December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Health Care Fund

Specialty Equity

Semi-Annual Report--December 31, 2003




Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at
(800) 227-4618.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.




February 20, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Health Care Fund (the "Fund") for the semi-annual reporting period ended December 31, 2003.

Investment Objectives and Policies

This open-end fund seeks capital appreciation and, secondarily, current income. The Fund invests substantially all of its assets in securities issued by companies principally engaged in health care and health care-related industries. The Fund seeks to benefit from capital appreciation opportunities in emerging technologies and services in health care industries by investing in companies which are expected to profit from the development of new products and services for these industries. The Fund invests primarily in the equity securities of U.S. companies and may invest up to 40% of its total assets in foreign securities.

Investment Results

The following table indicates the Fund's performance compared to its benchmarks, the Standard & Poor's (S&P) 500 Stock Index, the S&P Healthcare Sector Composite and the Morgan Stanley Capital International (MSCI) World Health Care Index for the six- and 12-month periods ended December 31, 2003. We have also included performance for the Lipper Health/Biotechnology Funds Average. Funds in the Lipper Average have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees.


INVESTMENT RESULTS*
Periods Ended December 31, 2003
                                         Returns
                                  6 Months      12 Months
---------------------------------------------------------
AllianceBernstein
Health Care Fund
  Class A                           7.04%         21.05%
  Class B                           6.55%         20.00%
  Class C                           6.54%         20.11%

S&P 500 Stock Index                15.14%         28.67%

S&P Healthcare
Sector Composite                    3.38%         15.06%

MSCI World Health
Care Index                          8.26%         19.99%

Lipper Health/
Biotechnology
Funds Average                       9.86%         31.73%


* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of December 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.


ALLIANCEBERNSTEIN HEALTH CARE FUND o 1


     The unmanaged S&P 500 Stock Index, the unmanaged S&P Healthcare Sector Composite and the unmanaged MSCI World Health Care Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. The S&P Healthcare Sector Composite is a capitalization-weighted index of all of the stocks in the S&P 500 Stock Index that are involved in the business of health care-related products or services. The MSCI World Health Care Index is a capitalization-weighted index that monitors the performance of health care stocks from around the world. The Lipper Health/Biotechnology Funds Average reflects the performance of 196 and 191 funds for the six- and 12-month periods ended December 31, 2003. Funds in the Lipper Average have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees. An investor cannot invest directly in an index or average, and its results are not indicative of the performance of any specific investment, including AllianceBernstein Health Care Fund.

     Additional investment results appear on page 5.


For the six-month period ended December 31, 2003, the Fund outperformed the S&P Healthcare Sector Composite but trailed the MSCI World Health Care Index and the Lipper/Health Biotechnology Funds Average. The Fund's outperformance versus the S&P Healthcare Sector Composite reflects overweight positions in cardiac based medical products companies, orthopedic device companies, managed care holdings and a rural hospital management position. The Fund's performance relative to the MSCI World Health Care Index was helped by the above sectors but suffered from overweight positions in biotechnology stocks and selected drug holdings. The Fund underperformed the Lipper Health/Biotechnology Funds Average due to overweight positions in selected biotechnology and drug holdings.

The Fund outperformed the S&P Healthcare Sector Composite and the MSCI World Health Care Index for the 12-month period ended December 31, 2003. This was due to the Fund's underweight position in the drug sector, which was the worst performing sector during the year, and overweight positions in biotechnology and medical service stocks, especially managed care. The excellent performances of specialized biotechnology funds in the Lipper Average resulted in underperformance for diversified health care funds, such as this Fund.

Market Review and Investment Strategy

Health care funds underperformed the overall market in the six-month period under review, as the economic recovery caused market rotation to economically sensitive sectors. The best performing health care related sectors during the six-month period ended December 31, 2003 were medical services (particularly managed care) and medical products (medical devices). During the 12-month period under review, managed care, biotechnology and


2 o ALLIANCEBERNSTEIN HEALTH CARE FUND


medical device stocks were the best performers. Pharmaceuticals underperformed health care stocks during both periods.

The Fund was significantly underweight in drug stocks during the year, but narrowed the underweight position in the second half of the year as patent expiration effects lessened and the Food and Drug Administration picked up its rate of new product introductions. We have remained overweighted in the biotechnology sector because this sector traditionally performs well during economic recoveries. We reduced the Fund's exposure to hospital stocks as the year progressed. However, we maintained a significant overweight position in managed care stocks, a sector with many positive earnings surprises, due to premium rates increasing faster than medical costs. We emphasized cardiac based and orthopedic product companies throughout the year.


ALLIANCEBERNSTEIN HEALTH CARE FUND o 3


PORTFOLIO SUMMARY
December 31, 2003 (unaudited)

INCEPTION DATES

Class A Shares
8/27/99
Class B Shares
8/27/99
Class C Shares
8/27/99

PORTFOLIO STATISTICS

Net Assets ($mil): $222.5


INDUSTRY BREAKDOWN
45.5%     Drugs
20.7%     Medical Services
18.0%     Biotechnology
15.8%     Medical Products

[PIE CHART OMITTED]


All data as of December 31, 2003. The Fund's industry breakdown is expressed as a percentage of total investments and may vary over time.


4 o ALLIANCEBERNSTEIN HEALTH CARE FUND


INVESTMENT RESULTS


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2003

Class A Shares
-------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
           1 Year                       21.05%                   15.87%
  Since Inception*                       2.58%                    1.57%

Class B Shares
-------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
           1 Year                       20.00%                   16.00%
  Since Inception*                       1.81%                    1.81%

Class C Shares
-------------------------------------------------------------------------------
                                Without Sales Charge        With Sales Charge
           1 Year                       20.11%                   19.11%
  Since Inception*                       1.83%                    1.83%


The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

The Fund can invest in foreign securities, which may magnify fluctuations in the price of individual securities in which the Fund invests due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund concentrates its investments in the health care and health sciences industries and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. The Fund's investments in small- to mid-capitalization companies have capitalization risks and may be more volatile than investments in larger companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Inception Date: 8/27/99 for all share classes.


ALLIANCEBERNSTEIN HEALTH CARE FUND o 5


TEN LARGEST HOLDINGS
December 31, 2003 (unaudited)


                                                                  Percent of
Company                                         U.S. $ Value      Net Assets
-------------------------------------------------------------------------------
Pfizer, Inc.                                    $ 26,350,598        11.8%
Forest Laboratories, Inc.                         11,309,400         5.1
UnitedHealth Group, Inc.                          11,054,200         5.0
WellPoint Health Networks, Inc.                   10,959,870         4.9
Sanofi-Synthelabo, SA                             10,038,493         4.5
Genentech, Inc.                                    9,703,209         4.3
Stryker Corp.                                      9,147,076         4.1
Amgen, Inc.                                        9,090,780         4.1
Health Management Associates, Inc.,
  Series A                                         9,040,800         4.1
Wyeth                                              8,634,330         3.9
                                                $115,328,756        51.8%


6 o ALLIANCEBERNSTEIN HEALTH CARE FUND


PORTFOLIO OF INVESTMENTS
December 31, 2003 (unaudited)


Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-100.6%

France-4.5%
Sanofi-Synthelabo, SA                           133,600     $ 10,038,493

Germany-2.6%
Altana AG                                        96,000        5,785,130

Japan-2.4%
Shionogi & Co., Ltd.                            280,000        5,217,326

Switzerland-6.7%
Alcon, Inc.                                      39,900        2,415,546
Novartis AG                                     117,000        5,303,584
Roche Holding AG                                 71,030        7,153,461
                                                             ------------
                                                              14,872,591

United Kingdom-4.7%
AstraZeneca Plc. (ADR)                          121,700        5,887,846
GlaxoSmithKline Plc. (ADR)                       97,793        4,559,110
                                                             ------------
                                                              10,446,956

United States-79.7%
Allergan, Inc.                                  100,700        7,734,767
Amgen, Inc. (a)                                 147,100        9,090,780
Anthem, Inc. (a)                                113,400        8,505,000
Applera Corp.-Applied Biosystems Group          190,600        3,947,326
Boston Scientific Corp. (a)                      72,600        2,668,776
Cardinal Health, Inc.                            75,600        4,623,696
Caremark Rx, Inc. (a)                            82,400        2,087,192
Cephalon, Inc. (a)                               97,000        4,695,770
Eli Lilly & Co.                                  53,100        3,734,523
Forest Laboratories, Inc. (a)                   183,000       11,309,400
Genentech, Inc. (a)                             103,700        9,703,209
Gilead Sciences, Inc. (a)                        99,000        5,755,860
Health Management Associates, Inc.,
  Series A                                      376,700        9,040,800
Human Genome Sciences, Inc. (a)                 200,000        2,650,000
Johnson & Johnson                                89,700        4,633,902
MedImmune, Inc. (a)                             175,750        4,464,050
Medtronic, Inc.                                  93,100        4,525,591
Pfizer, Inc.                                    745,842       26,350,598
St. Jude Medical, Inc. (a)                      100,500        6,165,675
Stryker Corp.                                   107,600        9,147,076
UnitedHealth Group, Inc.                        190,000       11,054,200
WellPoint Health Networks, Inc. (a)             113,000       10,959,870
Wyeth                                           203,400        8,634,330
Zimmer Holdings, Inc. (a)                        84,000        5,913,600
                                                             ------------
                                                             177,395,991


AllianceBernstein Health Care Fund o 7


                                                            U.S. $ Value
-------------------------------------------------------------------------------
Total Investments-100.6%
  (cost $169,300,474)                                       $223,756,487
Other assets less liabilities-(0.6%)                          (1,281,110)

Net Assets-100%                                             $222,475,377


(a)  Non-income producing security.
     Glossary:
     ADR-American Depositary Receipt
     See notes to financial statements.


8 o ALLIANCEBERNSTEIN HEALTH CARE FUND


STATEMENT OF ASSETS & LIABILITIES
December 31, 2003 (unaudited)


Assets
Investments in securities, at value (cost $169,300,474)           $223,756,487
Cash                                                                   513,031
Receivable for capital stock sold                                      153,971
Dividends receivable                                                   142,206
Total assets                                                       224,565,695

Liabilities
Payable for capital stock redeemed                                   1,061,705
Payable for investment securities purchased                            353,081
Advisory fee payable                                                   177,063
Distribution fee payable                                               147,548
Accrued expenses                                                       350,921
Total liabilities                                                    2,090,318
Net Assets                                                        $222,475,377

Composition of Net Assets
Capital stock, at par                                             $     20,499
Additional paid-in capital                                         234,997,444
Accumulated net investment loss                                     (2,107,072)
Accumulated net realized loss on investment and
  foreign currency transactions                                    (64,903,072)
Net unrealized appreciation of investments and foreign
  currency denominated assets and liabilities                       54,467,578
                                                                  $222,475,377


Calculation of Maximum Offering Price

Class A Shares
Net asset value and redemption price per share
  ($54,537,815/4,914,681 shares of capital stock
  issued and outstanding)                                               $11.10
Sales charge--4.25% of public offering price                               .49
Maximum offering price                                                  $11.59

Class B Shares
Net asset value and offering price per share
  ($126,879,884/11,808,313 shares of capital stock
  issued and outstanding)                                               $10.74

Class C Shares
Net asset value and offering price per share
  ($32,328,655/3,005,951 shares of capital stock
  issued and outstanding)                                               $10.75

Advisor Class Shares
Net asset value, redemption and offering price per share
  ($8,729,023/769,655 shares of capital stock
  issued and outstanding)                                               $11.34


See notes to financial statements.


ALLIANCEBERNSTEIN HEALTH CARE FUND o 9


STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)


Investment Income
Dividends                                        $   706,658
Interest                                               5,980       $   712,638

Expenses
Advisory fee                                       1,073,477
Distribution fee--Class A                             82,458
Distribution fee--Class B                            647,462
Distribution fee--Class C                            164,553
Transfer agency                                      556,281
Custodian                                             73,806
Administrative                                        68,000
Printing                                              59,052
Audit and legal                                       50,723
Registration                                          35,537
Directors' fees                                        9,916
Miscellaneous                                          7,718
Total expenses                                     2,828,983
Less: expenses waived by the Transfer
  Agent (see Note B)                                 (37,566)
Less: expense offset arrangement
  (see Note B)                                          (352)
Net expenses                                                         2,791,065
Net investment loss                                                 (2,078,427)

Realized and Unrealized Gain (Loss)
on Investment and Foreign Currency
Transactions
Net realized loss on:
  Investment transactions                                           (4,006,405)
  Foreign currency transactions                                        (80,963)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                       20,141,398
  Foreign currency denominated assets
    and liabilities                                                      1,548
Net gain on investment and foreign
  currency transactions                                             16,055,578

Net Increase in Net Assets
  from Operations                                                  $13,977,151


See notes to financial statements.


10 o ALLIANCEBERNSTEIN HEALTH CARE FUND


STATEMENT OF CHANGES IN NET ASSETS


                                           Six Months Ended      Year Ended
                                           December 31, 2003      June 30,
                                              (unaudited)           2003
                                           -----------------  -----------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss                          $ (2,078,427)      $ (3,843,379)
Net realized loss on investment and
  foreign currency transactions                (4,087,368)       (29,618,074)
Net change in unrealized
  appreciation/depreciation
  of investments and foreign
  currency denominated assets
  and liabilities                              20,142,946         40,189,527
Net increase in net assets from
  operations                                   13,977,151          6,728,074

Capital Stock Transactions
Net decrease                                  (25,922,525)       (48,432,585)
Total decrease                                (11,945,374)       (41,704,511)

Net Assets
Beginning of period                           234,420,751        276,125,262
End of period                                $222,475,377       $234,420,751


See notes to financial statements.


ALLIANCEBERNSTEIN HEALTH CARE FUND o 11


NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (unaudited)


NOTE A

Significant Accounting Policies

AllianceBernstein Health Care Fund, Inc. (the "Fund") was organized as a Maryland corporation on April 30, 1999 and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than


12 o ALLIANCEBERNSTEIN HEALTH CARE FUND


one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


ALLIANCEBERNSTEIN HEALTH CARE FUND o 13


3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short term securities as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under an investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .95 of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Fund. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.


14 o ALLIANCEBERNSTEIN HEALTH CARE FUND


Pursuant to the advisory agreement, the Fund paid $68,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended December 31, 2003.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $380,461 for the six months ended December 31, 2003. The Transfer Agent agreed to waive a portion of its fees for such services. Such waiver amounted to $37,566.

For the six months ended December 31, 2003, the Fund's expenses were reduced by $352 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the
"Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $3,719 from the sales of Class A shares and received $1,677, $305,906 and $2,082 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended December 31, 2003.

Brokerage commissions paid on investment transactions for the six months ended December 31, 2003, amounted to $154,773, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $5,530,591 and $826,040 for Class B and Class C shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


ALLIANCEBERNSTEIN HEALTH CARE FUND o 15


NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2003, were as follows:

                                                 Purchases           Sales
                                               --------------    --------------
Investment securities (excluding
  U.S. government securities)                   $ 45,582,527      $ 72,310,268
U.S. government securities                                -0-               -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                     $ 64,507,182
Gross unrealized depreciation                                      (10,051,169)
Net unrealized appreciation                                       $ 54,456,013


Forward Exchange Currency Contracts

The Fund may enter into forward foreign exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sale commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.


16 o ALLIANCEBERNSTEIN HEALTH CARE FUND


NOTE E

Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class. Each class consists of 3,000,000,000 authorized shares.

Transactions in capital stock were as follows:


                                          Shares                               Amount
----------------------------------------------------------------------------------------------------
                           Six Months Ended                        Six Months Ended
                             December 31,         Year Ended         December 31,        Year Ended
                                2003               June 30,             2003              June 30,
                             (unaudited)             2003            (unaudited)            2003
----------------------------------------------------------------------------------------------------
Class A
Shares sold                      420,882           2,375,315        $  4,361,819        $ 22,137,849
Shares converted
  from Class B                    70,939             143,805             737,440           1,361,023
Shares redeemed                 (982,935)         (3,601,044)        (10,213,997)        (33,405,730)
Net decrease                    (491,114)         (1,081,924)       $ (5,114,738)       $ (9,906,858)

Class B
Shares sold                      470,549           1,252,125        $  4,747,920        $ 11,573,484
Shares converted
  to Class A                     (73,117)           (145,054)           (737,440)         (1,361,023)
Shares redeemed               (1,968,653)         (4,637,897)        (19,848,400)        (41,867,048)
Net decrease                  (1,571,221)         (3,530,826)       $(15,837,920)       $(31,654,587)

Class C
Shares sold                      141,137             471,153        $  1,421,240        $  4,378,298
Shares redeemed                 (534,025)         (1,342,772)         (5,396,016)        (12,135,591)
Net decrease                    (392,888)           (871,619)       $ (3,974,776)       $ (7,757,293)

Advisor Class
Shares sold                       60,745             559,732        $    642,354        $  5,194,711
Shares redeemed                 (154,199)           (448,653)         (1,637,445)         (4,308,558)
Net increase
  (decrease)                     (93,454)            111,079        $   (995,091)       $    886,153


NOTE F

Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.


ALLIANCEBERNSTEIN HEALTH CARE FUND o 17


NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2003.

NOTE H

Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending June 30, 2004 will be determined at the end of the current fiscal year. As of June 30, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $(60,844,349)(a)
Unrealized appreciation (depreciation)                           34,324,632
Total accumulated earnings (deficit)                           $(26,519,717)


(a) On June 30, 2003, the Fund had a net capital loss carryforward of $44,369,306, of which $23,985,694 expires in the year 2010 and $20,383,612 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2003, the Fund deferred to July 1, 2003, post-October capital losses of $16,446,398 and currency losses of $19,545.


NOTE I

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:


18 o ALLIANCEBERNSTEIN HEALTH CARE FUND


     (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

     (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

     (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo


ALLIANCEBERNSTEIN HEALTH CARE FUND o 19


Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately 40 additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


20 o ALLIANCEBERNSTEIN HEALTH CARE FUND


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                        Class A
                                            ---------------------------------------------------------------
                                            Six Months
                                               Ended                                             August 27,
                                            December 31,         Year Ended June 30,             1999(a) to
                                                2003     -------------------------------------    June 30,
                                            (unaudited)     2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.37       $ 9.86       $11.20       $12.40       $10.00

Income From Investment
  Operations
Net investment loss(b)                          (.07)        (.10)        (.12)        (.11)        (.06)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                   .80          .61        (1.22)       (1.00)        2.46
Net increase (decrease) in
  net asset value from
  operations                                     .73          .51        (1.34)       (1.11)        2.40

Less: Distributions
Distributions from net
  realized gain on investment
  and foreign currency
  transactions                                    -0-          -0-          -0-        (.08)          -0-
Distributions in excess of
  net realized gain on
  investment and foreign
  currency transactions                           -0-          -0-          -0-        (.01)          -0-
Total distributions                               -0-          -0-          -0-        (.09)          -0-
Net asset value,
  end of period                               $11.10       $10.37       $ 9.86       $11.20       $12.40

Total Return
Total investment return based
  on net asset value(d)                         7.04%        5.17%      (11.96)%      (9.10)%      24.00%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $54,538      $56,077      $63,973      $76,827      $55,412
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.94%(e)     2.06%        1.85%        1.73%        1.92%(e)
  Expenses, before waivers/
    reimbursements                              1.94%(e)     2.06%        1.85%        1.73%        1.96%(e)
  Net investment loss                          (1.32)%(e)   (1.12)%      (1.13)%       (.90)%       (.67)%(c)(e)
Portfolio turnover rate                           20%           8%           9%           8%          26%


See footnote summary on page 25.


AllianceBernstein Health Care Fund o 21


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                        Class B
                                            ---------------------------------------------------------------
                                            Six Months
                                               Ended                                             August 27,
                                            December 31,         Year Ended June 30,             1999(a) to
                                                2003     -------------------------------------    June 30,
                                            (unaudited)     2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.08       $ 9.66       $11.05       $12.33       $10.00

Income From Investment
  Operations
Net investment loss(b)                          (.10)        (.17)        (.20)        (.19)        (.13)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                   .76          .59        (1.19)       (1.00)        2.46
Net increase (decrease) in
  net asset value from
  operations                                     .66          .42        (1.39)       (1.19)        2.33

Less: Distributions
Distributions from net
  realized gain on investment
  and foreign currency
  transactions                                    -0-          -0-          -0-        (.08)          -0-
Distributions in excess of
  net realized gain on
  investment and foreign
  currency transactions                           -0-          -0-          -0-        (.01)          -0-
Total distributions                               -0-          -0-          -0-        (.09)          -0-
Net asset value,
  end of period                               $10.74       $10.08       $ 9.66       $11.05       $12.33

Total Return
Total investment return based
  on net asset value(d)                         6.55%        4.35%      (12.58)%      (9.81)%      23.30%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                           $126,880     $134,907     $163,340     $203,620     $144,659
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.70%(e)     2.82%        2.60%        2.46%        2.64%(e)
  Expenses, before waivers/
    reimbursements                              2.70%(e)     2.82%        2.60%        2.46%        2.67%(e)
  Net investment loss                          (2.08)%(e)   (1.88)%      (1.87)%      (1.63)%      (1.40)%(c)(e)
Portfolio turnover rate                           20%           8%           9%           8%          26%


See footnote summary on page 25.


22 o ALLIANCEBERNSTEIN HEALTH CARE FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                       Class C
                                            ---------------------------------------------------------------
                                            Six Months
                                               Ended                                             August 27,
                                            December 31,         Year Ended June 30,             1999(a) to
                                                2003     -------------------------------------    June 30,
                                            (unaudited)     2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $10.09       $ 9.66       $11.05       $12.33       $10.00

Income From Investment
  Operations
Net investment loss(b)                          (.10)        (.17)        (.20)        (.19)        (.12)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                   .76          .60        (1.19)       (1.00)        2.45
Net increase (decrease) in
  net asset value from
  operations                                     .66          .43        (1.39)       (1.19)        2.33

Less: Distributions
Distributions from net
  realized gain on investment
  and foreign currency
  transactions                                    -0-          -0-          -0-        (.08)          -0-
Distributions in excess of
  net realized gain on
  investment and foreign
  currency transactions                           -0-          -0-          -0-        (.01)          -0-
Total distributions                               -0-          -0-          -0-        (.09)          -0-
Net asset value,
  end of period                               $10.75       $10.09       $ 9.66       $11.05       $12.33

Total Return
Total investment return based
  on net asset value(d)                         6.54%        4.45%      (12.58)%      (9.81)%      23.30%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                            $32,328      $34,298      $41,268      $57,405      $44,582
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              2.67%(e)     2.80%        2.57%        2.44%        2.63%(e)
  Expenses, before waivers/
    reimbursements                              2.67%(e)     2.80%        2.57%        2.44%        2.67%(e)
  Net investment loss                          (2.05)%(e)   (1.85)%      (1.84)%      (1.60)%      (1.38)%(c)(e)
Portfolio turnover rate                           20%           8%           9%           8%          26%


See footnote summary on page 25.


ALLIANCEBERNSTEIN HEALTH CARE FUND o 23


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                     Advisor Class
                                            ---------------------------------------------------------------
                                            Six Months
                                               Ended                                             August 27,
                                            December 31,         Year Ended June 30,             1999(a) to
                                                2003     -------------------------------------    June 30,
                                            (unaudited)     2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value,  beginning of period         $10.59       $10.03       $11.36       $12.54       $10.00
Income From Investment
  Operations
Net investment loss(b)                          (.05)        (.08)        (.09)        (.07)        (.03)(c)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                                   .80          .64        (1.24)       (1.02)        2.57
Net increase (decrease) in
  net asset value from
  operations                                     .75          .56        (1.33)       (1.09)        2.54
Less: Distributions
Distributions from net
  realized gain on investment
  and foreign currency
  transactions                                    -0-          -0-          -0-        (.08)          -0-
Distributions in excess of
  net realized gain on
  investment and foreign
  currency transactions                           -0-          -0-          -0-        (.01)          -0-
Total distributions                               -0-          -0-          -0-        (.09)          -0-
Net asset value,
  end of period                               $11.34       $10.59       $10.03       $11.36       $12.54
Total Return
Total investment return based
  on net asset value(d)                         7.08%        5.58%      (11.71)%      (8.84)%      25.40%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                             $8,729       $9,139       $7,544       $7,518       $6,184
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                              1.64%(e)     1.77%        1.57%        1.42%        1.61%(e)
  Expenses, before waivers/
    reimbursements                              1.64%(e)     1.77%        1.57%        1.42%        1.65%(e)
  Net investment loss                          (1.02)%(e)    (.81)%       (.83)%       (.59)%       (.36)%(c)(e)
Portfolio turnover rate                           20%           8%           9%           8%          26%


See footnote summary on page 25.


24 o ALLIANCEBERNSTEIN HEALTH CARE FUND


(a)  Commencement of operations.

(b)  Based on average shares outstanding.

(c)  Net of expenses waived and reimbursed by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


ALLIANCEBERNSTEIN HEALTH CARE FUND o 25


BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Norman M. Fidel(2), Senior Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Matthew Murray, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian
Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109-3661

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.

(2) Mr. Fidel is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


26 o ALLIANCEBERNSTEIN HEALTH CARE FUND


ALLIANCEBERNSTEIN FAMILY OF FUNDS


Wealth Strategies Funds
--------------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

Blended Style Series
--------------------------------------------------
U.S. Large Cap Portfolio

Growth Funds
--------------------------------------------------

Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund+
Technology Fund

Global & International

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Value Funds
--------------------------------------------------

Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

Taxable Bond Funds
--------------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds
--------------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds
--------------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds
--------------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*    Formerly Growth Investors Fund.
**   Formerly Conservative Investors Fund.
+    Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.
++   An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


ALLIANCEBERNSTEIN HEALTH CARE FUND o 27


NOTES




28 o ALLIANCEBERNSTEIN HEALTH CARE FUND


ALLIANCEBERNSTEIN HEALTH CARE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


HCFSR1203

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     EXHIBIT NO.      DESCRIPTION OF EXHIBIT
     -----------      ----------------------

     11 (b) (1)       Certification of Principal Executive Officer
                      Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)       Certification of Principal Financial Officer
                      Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Health Care Fund, Inc.

By:      /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         President

Date: February 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         President

Date: February 26, 2004

By:      /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    February 26, 2004